Commitments	12 Months Ended
Dec. 31, 2017
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Commitments
38	COMMITMENTS

(a)	Capital commitments

The Group had the following capital commitments relating to property development projects and investments:

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Contracted, but not provided for
Investments	86,582	39,616
Property, plant and equipment	5,202	5,462
Others	—	1

Total	91,784	45,079

(b)	Operating lease commitments - as lessee

The future minimum lease payments under non-cancellable operating leases are as follows :

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Not later than one year	784	632
Later than one year but not later than five years	1,101	764
Later than five years	44	27
Total	1,929	1,423

The operating lease payments charged to profit before income tax for the year ended 31 December 2017 were RMB1,204 million (2016: RMB994 million).

(c)	Operating lease commitments - as lessor

The future minimum rentals receivable under non-cancellable operating leases are as follows:

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Not later than one year	254	186
Later than one year but not later than five years	411	267
Later than five years	76	10
Total	741	463